Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	1,656,749,413	438,336,843
Ordinary shares, shares outstanding	1,655,583,530	437,170,960
Treasury stock	1,165,883	1,165,883